Long-term Debt and Capital Lease Obligations (Tables)	6 Months Ended
Jun. 30, 2016
Long Term Debt and Capital Lease Obligations (Tables) [Abstract]
Schedule of long-term debt
	June 30,	December 31,
	2016	2015

Amended 2012 Credit Agreement	$2.480.867	$2.611.580
Senior Notes	5.359.276	5.325.618
Equity-neutral convertible bonds	419.224	407.705
Accounts Receivable Facility	-	50.185
Capital lease obligations	47.393	40.621
Other	70.237	82.113
Long-term debt and capital lease obligations	$8.376.997	$8.517.822
Less current portion	(674.522)	(664.335)
Long-term debt and capital lease obligations, less current portion	$7.702.475	$7.853.487

2006 Senior Credit Agreement Table
	Maximum Amount Available		Balance Outstanding
	June 30, 2016		June 30, 2016 (1)
Revolving Credit USD	$1.000.000	$1.000.000	$-	$-
Revolving Credit EUR	€400.000	$444.080	€-	$-
USD Term Loan	$2.200.000	$2.200.000	$2.200.000	$2.200.000
EUR Term Loan	€264.000	$293.093	€264.000	$293.093
		$3.937.173		$2.493.093

	Maximum Amount Available		Balance Outstanding

	December 31, 2015		December 31, 2015 (1)
Revolving Credit USD	$1.000.000	$1.000.000	$25.110	$25.110
Revolving Credit EUR	€400.000	$435.480	€-	$-
USD Term Loan	$2.300.000	$2.300.000	$2.300.000	$2.300.000
EUR Term Loan	€276.000	$300.481	€276.000	$300.481
		$4.035.961		$2.625.591
(1) Amounts shown are excluding debt issuance costs.

Accounts Receiable Facility
	Maximum Amount Available(1)		Balance Outstanding(2)
	June 30,	December 31,	June 30,	December 31,
	2016	2015	2016	2015

Accounts Receivable Facility	$800.000	$800.000	$-	$51.000

(1) Subject to availability of sufficient accounts receivable meeting funding criteria.
(2) Amounts shown are excluding debt issuance costs.